Movements of Deferred Government Grants (Detail) - Deferred Government Grants ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Components of Other Income (Expense) [Line Items]
Balance at beginning of the year	$ 4,764	¥ 30,993	¥ 37,620	¥ 33,572
Additions	442	2,877	0	10,160
Decrease due to disposal of subsidiaries	(549)	(3,573)
Recognized as a reduction of depreciation expense	(1,209)	(7,862)	(6,627)	(6,112)
Balance at end of the year	$ 3,448	¥ 22,435	¥ 30,993	¥ 37,620